NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares/Principal Amount ($)			Fair Value
	PRIVATE INVESTMENT FUNDS — 56.8%
-	ACORE Credit Partners II, LP(a)(b)		$ 4,247,573
-	AG Asset Based Credit Fund LP(a)(b)		14,236,880
-	Atalaya A4 Evergreen (Cayman) LP(a)(b)		5,800,591
-	Crestline Opportunity Fund V Offshore TE/SWF, LP(a)(b)		1,820,406
-	Maranon Senior Credit Strategies Fund XIV, LP(a)(b)(c)		20,006,610
-	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, LP – Class B(a)(b)(d)		15,159,870
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $60,298,501)		61,271,930
		Spread
	COLLATERALIZED LOAN OBLIGATIONS DEBT — 4.6%(e)
$ 3,000,000	Maranon Loan Funding Ltd Series 2A A1, 01/15/36(f)(g)	TSFR3M + 2.50%	3,002,769
$ 1,500,000	Maranon Loan Funding Ltd Series 2A D, 01/15/36(f)(g)	TSFR3M + 6.75%	1,505,884
$ 500,000	Maranon Loan Funding Ltd Series 2A E, 01/15/36(f)(g)	TSFR3M + 10.00%	502,587
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,000,000)		5,011,240

	U.S. GOVERNMENT & AGENCIES — 15.9%
	AGENCY HYBRID ARMS — 4.6%
$ 2,253,853	Fannie Mae Pool BM1718, 2.87%, 09/01/47(g)		2,268,188
$ 2,617,673	Fannie Mae REMICS Series 23-17 JA, 5.50%, 06/25/50		2,653,871
			9,551,308
	COLLATERALIZED MORTGAGE OBLIGATIONS— 8.8%
$ 2,990,727	Government National Mortgage Association Series 170 HC, 6.00%, 11/20/41		3,047,629
$ 2,967,727	Government National Mortgage Association Series 2023-141 LC, 6.00%, 01/20/43		3,039,648
$ 2,834,076	Government National Mortgage Association Series 209 PL, 5.50%, 11/20/50		2,871,154
$ 5,688,441	Government National Mortgage Association Series 2021-49 IP, 2.50%, 01/20/51		592,877
			9,551,308

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.5%
$ 2,691,476	Ginnie Mae II Pool 786445, 3.44%, 08/20/49(g)		2,651,717

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,895,237)		17,125,084

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares/Principal Amount ($)				Fair Value
	SHORT-TERM INVESTMENTS — 22.1%
	MONEY MARKET FUND — 5.7%
6,195,395	First American Treasury Obligations Fund, Class X, 5.28%(h)			$ 6,195,395

	UNITED STATES TREASURY BILLS — 16.4%
$16,000,000	United States Treasury Bill, 5.02%, 02/08/24			15,913,431
$1,750,000	United States Treasury Bill, 5.15%, 05/09/24			1,718,060
				17,631,491

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,823,568)			23,826,886

	TOTAL INVESTMENTS - 99.4% (Cost $106,017,306)			$ 107,235,140
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%(i)			609,400
	NET ASSETS - 100.0%			$ 107,844,540

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Value and Unrealized Depreciation
24	5 Year U.S. Treasury Note Future	03/29/24	$ 2,610,563	$ (35,624)
	TOTAL FUTURES CONTRACTS			$ (35,624)

Investment Abbreviations:

LP	- Limited Partnership
Ltd.	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
TSFR3M	- 3 Month Term Secured Overnight Financing Rate

Reference Rates:

3 Month Term Secured Overnight Financing Rate as of December 31, 2023 was 5.36%.

(a)	Restricted Security. Please refer to Restricted Securities Table in the Notes to Consolidated Schedule of Investments.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	Non-controlling affiliated investment for which ownership is 5% or more of the investment’s capital.
(d)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.
(e)	Variable rate investment. Interest rate shown reflects the rate in effect at December 31, 2023 is based on the reference rate plus the displayed spread as of the security's last reset date. Interest rates reset periodically.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2023, these securities had an aggregate value of $5,011,240 or 4.6% of net assets.
(g)	Variable rate security.
(h)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(i)	Includes cash held as collateral for futures contracts.

NOMURA ALTERNATIVE INCOME FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31,2023

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resoldin the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at December 31, 2023 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
ACORE Credit Partners II, LP	3/24/2023	$ 4,434,494	$ 4,247,573	3.9%
AG Asset Based Credit Fund LP	9/13/2023	13,451,603	14,236,880	13.2%
Atalaya A4 Evergreen (Cayman) LP	4/4/2023	5,462,912	5,800,591	5.4%
Crestline Opportunity Fund V Offshore TE/SWF, LP	9/21/2023	1,705,181	1,820,406	1.7%
Maranon Senior Credit Strategies Fund XIV, LP	6/1/2023	20,050,000	20,006,610	18.5%
Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, LP – Class B	3/21/2023	15,194,311	15,159,870	14.1%
		$ 60,298,501	$ 61,271,930	56.8%